Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 13. Subsequent Events
Digital asset update
During the period from October 1, 2025 to November 7, 2025, the Company purchased approximately 1,639.4 bitcoin at an average price of approximately $103,799.81 per bitcoin, for a total purchase amount of $170.2 million, inclusive of fees and expenses.
Capital stock update
As of November 7, 2025, the Company had 592,579,510 and 222,904,100 shares of Class A common stock and Class B common stock outstanding, respectively.
Exercise of PIPE Pre-Funded Warrants
During the period from October 1, 2025 to November 7, 2025, 113,072,210 PIPE Pre-Funded Warrants were exercised for shares of Class A common stock. As of November 7, 2025, 64,174,252 PIPE Pre-Funded Warrants remain outstanding.
Exercise of PIPE Traditional Warrants
During the period from October 1, 2025 to November 7, 2025, the Company received gross proceeds of $14.9 million through the exercise of 11,073,518 PIPE Traditional Warrants. As of November 7, 2025, 534,556,109 PIPE Traditional Warrants remain outstanding.
At-the-market offering
During the period from October 1, 2025 to November 7, 2025, the Company issued an aggregate of 2,375,138 shares of its Class A common stock under the Sales Agreement for aggregate gross proceeds of $6.2 million. As of November 7, 2025, the Company has the availability to raise approximately $384.6 million through the issuance and sale of its Class A common stock pursuant to the Sales Agreement.
Initial public offering of SATA Stock
On November 10, 2025, the Company completed a registered public offering of 2,000,000 shares of its Variable Rate Series A Perpetual Preferred Stock (“SATA Stock”), at a price to the public of $80.00 per share, for net proceeds of approximately $149.3 million, after deducting the underwriting discounts and commissions and the Company’s estimated offering expenses. The Company filed a certificate of designation with the Secretary of State of the State of Nevada designating and establishing the terms of the SATA Stock. The SATA Stock is listed for trading on the Nasdaq Global Market under the symbol “SATA.”
The SATA Stock accumulates cumulative dividends (“regular dividends”) at a variable rate (as described below) per annum on the stated amount of $100 per share thereof. Regular dividends on the SATA Stock will be payable when, as and if declared by the Company’s board of directors or any duly authorized committee thereof, out of funds legally available for their payment, monthly in arrears on the 15th calendar day of each calendar month, beginning on December 15, 2025. The initial monthly regular dividend rate per annum is 12.00%. However, the Company has the right, in its sole and absolute discretion, to adjust the monthly regular dividend rate per annum applicable to subsequent regular dividend periods. The Company’s right to adjust the monthly regular dividend rate per annum is subject to certain restrictions. For example, the Company is not permitted to reduce the monthly regular dividend rate per annum that will apply to any regular dividend period (i) by more than the following amount from the monthly regular dividend rate per annum applicable to the prior regular dividend period: the sum of (1) 25 basis points; and (2) the excess, if any, of (x) the one-month term secured overnight financing rate (“SOFR”) rate on the first business day of such prior regular dividend period, over (y) the minimum of the one-month term SOFR rates that occur on the business days during the period from, and including, the first business day of such prior regular dividend period to, and including, the last business day of such prior regular dividend period; or (ii) to a rate per annum that is less than the one-month term SOFR rate in effect on the business day before the Company provides notice of the next monthly regular dividend rate per annum. In addition, the Company is not entitled to elect to reduce the monthly regular dividend rate per annum unless and until (x) three (3) months following the initial issue date, or such earlier time as the arithmetic average of the last reported sale prices per share of SATA Stock for each trading day of twenty (20) consecutive trading days at any time during the three (3) months following the initial issuance date exceeds $100, (y) all accumulated regular dividends, if any, on the SATA Stock then outstanding for all prior completed regular dividend periods, if any, have been paid in full, and (z) the arithmetic average of the last reported sale prices per share of SATA Stock for each trading day during the immediately preceding regular dividend period is not less than $99 per share. The Company’s current intention (which is subject to change in the Company’s sole and absolute discretion) is to adjust the monthly regular dividend rate per annum in such manner as the Company believes will maintain SATA Stock’s trading price within its stated long-term range of $95 and $105 per share. Declared regular dividends on the SATA Stock will be payable solely in cash. On November 17, 2025, the Company’s board of directors declared the first scheduled regular dividend on the SATA Stock of $1.1333 per share, payable on December 15, 2025 to holders of record on December 1, 2025. In the event that any accumulated regular dividend on the SATA Stock is not paid on the applicable regular dividend payment date, then additional regular dividends (“SATA compounded dividends”) will accumulate on the amount of such unpaid regular dividend, compounded monthly. The compounded dividend rate applicable to any unpaid regular dividend that was due on a regular dividend payment date (or, if such regular dividend payment date is not a business day, the next business day) will initially be a rate per annum equal to 12.00% plus 25 basis points; provided, however, that, until such regular dividend, together with compounded dividends thereon, is paid in full, such compounded dividend rate will increase by 25 basis points per month for each subsequent regular dividend period, up to a maximum dividend rate of 20% per annum. The SATA Stock also has certain redemption and repurchase rights, in the manner, and subject to the terms, set forth in the SATA Stock certificate of designation.
The Company has evaluated subsequent events through the date of this information statement/proxy statement/prospectus and determined that, except as disclosed within these consolidated financial statements, there have been no other events that have occurred that would require accrual or additional disclosure.